Common Shares - Narrative (Details)		12 Months Ended
	Dec. 23, 2015	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares
Class of Stock [Line Items]
Document Period End Date		Dec. 31, 2018
Entity Common Stock, Shares Outstanding | shares		71,217,258
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized | shares		212,500,000	112,500,000			112,500,000
Preferred Units, Authorized | shares						50,000,000
Preferred Stock, Shares Authorized | shares		50,000,000	50,000,000
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 74,902,364 and 75,298,676 shares as of December 31, 2017 and December 31, 2016, respectively		$ 796,000	$ 762,000
Additional Paid in Capital		860,804,000	917,380,000	$ 956,615,000	$ 934,531,000
Payments for Repurchase of Common Stock		$ 45,716,000	$ 11,004,000	$ 0
Treasury Stock, Common, Shares | shares		8,568,000	1,465,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased | shares				24,800,000
Stock Repurchase Program, Authorized Amount		$ 50,000,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares		$ 0.08	$ 0.02
Dividends paid		$ 6,042,000	$ 1,509,000	$ 0
Dividends		$ 6,042,000	$ 1,509,000
Common Stock, Shares, Outstanding | shares		71,217,258	74,902,364
Days average closing common shares price trading under the threshold consecutive					30 days
Stock Issued During Period, Value, Issued for Services			$ 82,000	198,000
Capital Units, Authorized | shares						162,500,000
Proceeds from Issuance of Common Stock		$ 0	$ 0	$ 128,112,000
Common Stock, Shares, Issued | shares		71,217,258	74,902,364
Shares Issued, Price Per Share | $ / shares				$ 3.00
Number of vessels owned		56
Stockholders' Equity Note, Stock Split, Conversion Ratio	12
Paid-in capital		$ 1,747,648,000	$ 1,745,844,000
Treasury Stock, Value		$ 56,720,000	$ 11,004,000
Scorpio Services Holding Limited
Class of Stock [Line Items]
Common stock, $0.01 par value per share; authorized 112,500,000 shares; issued and outstanding 74,902,364 and 75,298,676 shares as of December 31, 2017 and December 31, 2016, respectively						$ 16,000,000	$ 15,000,000
Stock Issued During Period, Shares, Issued for Services | shares			12,946	51,679
Stock Issued During Period, Value, Issued for Services			$ 100,000	$ 200,000
Proceeds from Issuance of Common Stock				10,300,000
Common Stock, Shares, Issued | shares						5,250,000	5,000,000
Ultramax
Class of Stock [Line Items]
Vessels acquired			9
Vessel purchase			1
Stock Issued During Period, Shares, Purchase of Assets | shares			900,000
Number of vessels owned		37
Paid-in Capital
Class of Stock [Line Items]
Additional Paid in Capital		$ 1,747,648,000	$ 1,745,844,000	1,714,358,000	$ 1,567,905,000
Dividends		6,042,000	1,509,000
Stock Issued During Period, Value, Issued for Services		(16,000)	82,000	198,000
Common Stock
Class of Stock [Line Items]
Additional Paid in Capital		$ 796,000	$ 762,000	$ 753,000	$ 287,000
Common Stock, Shares, Outstanding | shares		71,217,258	74,902,364	75,298,676	28,686,561
Stock Issued During Period, Shares, Purchase of Assets | shares			910,802
Stock Issued During Period, Shares, Issued for Services | shares		1,592,594	12,946	51,679
Stock Issued During Period, Value, Issued for Services		$ 16,000	$ 0	$ 0
Stock Issued During Period, Shares, New Issues | shares				44,000,000
Warrants and Rights Subject to Mandatory Redemption [Member] | Ultramax
Class of Stock [Line Items]
Vessels acquired			3
Shares, Issued | shares			1,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 8.10